Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments
Disclosure of investments accounted for using equity method [text block]

Equity-accounted investments

	2017				2016
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Book amount at the beginning of the year	168	2,675	1,197	4,040	175	1,275	1,403	2,853
Additions and subscriptions		63	444	507	8	1,085	63	1,156
Divestments and reimbursements			(462)	(462)			(138)	(138)
Share of profit of equity-accounted investments	9	49	66	124	10	50	17	77
Share of loss of equity-accounted investments	(7)	(340)	(6)	(353)	(8)	(208)	(154)	(370)
Deduction for dividends	(32)	(41)	(13)	(86)	(2)	(45)	(53)	(100)
Changes in the scope of consolidation	2			2	5	564		569
Currency translation differences	(13)	(127)	(128)	(268)	5	12	29	46
Other changes	(11)	53	(35)	7	(25)	(58)	30	(53)
Book amount at the end of the year	116	2,332	1,063	3,511	168	2,675	1,197	4,040

Disclosure of detailed information about entity wise share of profit of equity-accounted investments [text block]

Eni’s share of profit of equity-accounted investments and deductions for dividends pertained to the following entities:

	2017			2016
(€ million)	Share of profit of equity- accounted investments	Deduction for dividends	% of the investment	Share of profit of equity- accounted investments	Deduction for dividends	% of the investment
Angola LNG Ltd	45		13.60
Eni BTC Ltd		27	100.00	6		100.00
PetroJunín SA	26		40.00	30		40.00
Unimar Llc	3	24	50.00		16	50.00
United Gas Derivatives Co	16	12	33.33	14	14	33.33
Gas Distribution Company of Thessaloniki – Thessaly SA	9	12	49.00	10	10	49.00
PetroSucre SA					30	26.00
Other investments	25	11		17	30
	124	86		77	100

Disclosure of detailed information about entity wise share of loss of equity-accounted investments [text block]

Eni’s share of losses of equity-accounted investments related to the following entities:

	2017		2016
(€ million)	Share of loss of equity- accounted investments	% of the investment	Share of loss of equity- accounted investments	% of the investment
Cardón IV SA	184	50.00	20	50.00
Saipem SpA	101	31.00	144	30.76
Unión Fenosa Gas SA	28	50.00		50.00
Matrìca SpA	17	50.00	4	50.00
PetroSucre SA			92	26.00
Angola LNG Ltd			62	13.60
PetroBicentenario SA			26	40.00
Other investments	23		22
	353		370

Disclosure of detailed information about entity wise equity-accounted investments [text block]

The net carrying amount of equity-accounted investments was related to the following entities:

	December 31, 2017			December 31, 2016
(€ million)	Net carrying amount	Number of shares held	% of the investment	Net carrying amount	Number of shares held	% of the investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	63	34,000,000	100.00	106	34,000,000	100.00
Other investments (*)	53			62
	116			168
Joint ventures
Saipem SpA	1,413	308,767,968	31.00	1,497	3,087,679,689	30.76
Unión Fenosa Gas SA	350	273,100	50.00	434	273,100	50.00
PetroJunín SA	210	96,084,000	40.00	211	96,084,000	40.00
Gas Distribution Company of Thessaloniki – Thessaly SA	137	121,092,526	49.00	150	130,491,508	49.00
Lotte Versalis Elastomers Co Ltd	114	30,179,999	50.00	74	19,200,000	50.00
AET – Raffineriebeteiligungsgesellschaft mbH	32	1	33.33
Cardón IV SA				197	8,605	50.00
Unimar Llc				42	50	50.00
Other investments (*)	76			70
	2,332			2,675
Associates
Angola LNG Ltd	802	1,483,352,000	13.60	916	1.551.760.000	13.60
United Gas Derivatives Co	82	2,600,000	33.33	117	950,000	33.33
Novamont SpA	71	6,667	25.00	77	6,667	25.00
Coral FLNG SA	54	2,500,000	25.00
AET – Raffineriebeteiligungsgesellschaft mbH				34	1	33.33
Other investments (*)	54			53
	1,063			1,197
	3,511			4,040
_________
(*)	Each individual amount included herein was lower than €25 million.

Disclosure of detailed information about the market value of the investments listed in stock markets [text block]

As of December 31, 2017, the market value of the investments listed in stock markets was as follows:

	Number of shares held	% of the investment	Share price (€)	Market value (€ million)
Saipem SpA	308,767,968	31.00	3.806	1,175

Disclosure of detailed information about entity wise provisions for losses related to equity-accounted investments [text block]

The table below sets out the provisions for losses included in the provisions for contingencies of €182 million (€151 million at December 31, 2016), primarily related to the following equity-accounted investments:

(€ million)	December 31, 2017	December 31, 2016
Industria Siciliana Acido Fosforico – ISAF – SpA (in liquidation)	95	95
Matrìca SpA	38
VIC CBM Ltd	30	34
PetroBicentenario SA	12	6
Société Centrale Eletrique du Congo SA	6	7
Other investments	1	9
	182	151

Disclosure of investments other than investments accounted for using equity method [text block]

Other investments

	2017				2016
(€ million)	Investments in unconsolidated entities controlled by Eni	Associates	Other investments - valued at cost	Total	Investments in unconsolidated entities controlled by Eni	Associates	Other investments - valued at fair value	Other investments - valued at cost	Total
Net book amount at the beginning of the year	29	10	237	276	25	10	368	257	660
Additions and subscriptions			3	3	5	3			8
Divestments and reimbursements	(6)		(13)	(19)			(368)	(31)	(399)
Currency translation differences		(1)	(22)	(23)		(2)		6	4
Other changes	(9)	(4)	(5)	(18)	(1)	(1)		5	3
Value at the end of the year	14	5	200	219	29	10		237	276
Gross book amount at the end of the year	15	5	207	227	30	10		240	280
Accumulated impairment charges	1		7	8	1			3	4

Disclosure of detailed information about entity wise other investments [text block]

The net carrying amount of other investments of  €219 million (€276 million at December 31, 2016) was related to the following entities:

	December 31, 2017			December 31, 2016
(€ million)	Net carrying amount	Number of shares held	% of the investment	Net carrying amount	Number of shares held	% of the investment
Investments in unconsolidated entities controlled by Eni (*)	14			29
Associates	5			10
Other investments:
- Nigeria LNG Ltd	99	118,373	10.40	112	118,373	10.40
- Darwin LNG Pty Ltd	32	213,995,164	10.99	49	213,995,164	10.99
- other (*)	69			76
	200			237
	219			276
__________
(*)	Each individual amount included herein was lower than €25 million.